Retained Interest in Purchased Accounts Receivable - Retained interest in purchased accounts receivable (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Retained Interest In Purchased Accounts Receivable [Abstract]
Purchased invoices	$ 6,085,940	$ 8,921,203
Purchase order advances	365,394	21,156
Reserve account	(1,481,996)	(1,842,447)
Allowance for uncollectible invoices	(3,000)	(80,449)	(17,500)
Retained interest in purchased accounts receivable, net	$ 4,966,338	$ 7,019,463